Income taxes (Details) - Schedule of geographical breakdown of loss before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes (Details) - Schedule of geographical breakdown of loss before income taxes [Line Items]
Total	$ (112,484)	$ (79,084)
Domestic [Member]
Income taxes (Details) - Schedule of geographical breakdown of loss before income taxes [Line Items]
Total	(115,624)	(79,962)
Foreign [Member]
Income taxes (Details) - Schedule of geographical breakdown of loss before income taxes [Line Items]
Total	$ 3,140	$ 878